Wahed FTSE USA Shariah ETF
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Automobiles and Parts - 3.7%
Aptiv PLC (a)	5,986	$389,808
Genuine Parts Co.	3,628	453,065
LKQ Corp.	6,884	290,436
Tesla, Inc. (a)	70,132	20,547,273
		21,680,582

Basic Resources - 0.7%
Fastenal Co.	14,629	1,107,854
International Paper Co.	7,298	411,242
Newmont Corp.	27,857	1,193,394
Nucor Corp.	5,782	794,851
Southern Copper Corp.	1,985	176,561
Steel Dynamics, Inc.	3,522	475,717
		4,159,619

Chemicals - 1.9%
Air Products and Chemicals, Inc.	5,711	1,805,533
Albemarle Corp.	2,762	212,757
CF Industries Holdings, Inc.	4,309	349,115
Ecolab, Inc.	6,416	1,725,968
International Flavors & Fragrances, Inc.	6,437	526,611
Linde PLC	12,523	5,848,867
LyondellBasell Industries NV - Class A	6,830	524,749
Westlake Corp.	673	75,578
		11,069,178

Construction and Materials - 1.1%
Builders FirstSource, Inc. (a)	2,881	400,430
Carrier Global Corp.	20,681	1,340,129
Martin Marietta Materials, Inc.	1,589	767,709
Quanta Services, Inc.	3,702	961,150
Trane Technologies PLC	5,664	2,003,357
Vulcan Materials Co.	3,244	802,274
		6,275,049

Consumer Products and Services - 2.5%
DR Horton, Inc.	7,133	904,536
eBay, Inc.	12,695	821,874
Electronic Arts, Inc.	6,628	855,807
Estee Lauder Cos., Inc. - Class A	5,662	407,154
Garmin Ltd.	4,035	923,733
Lennar Corp. - Class A	5,890	704,621
Lennar Corp. - Class B	171	19,785
Lululemon Athletica, Inc. (a)	3,034	1,109,261
NIKE, Inc. - Class B	31,451	2,498,153
Pool Corp.	898	311,606
PulteGroup, Inc.	5,251	542,323
Rollins, Inc.	6,996	366,520
Take-Two Interactive Software, Inc. (a)	4,410	934,832
Uber Technologies, Inc. (a)	52,375	3,981,024
		14,381,229

Energy - 6.1%
Baker Hughes Co.	25,249	1,125,853
Chevron Corp.	43,754	6,940,259
ConocoPhillips	33,159	3,287,715
Devon Energy Corp.	15,175	549,639
Diamondback Energy, Inc.	4,792	761,736
EOG Resources, Inc.	14,627	1,856,751
Exxon Mobil Corp.	117,251	13,053,554
First Solar, Inc. (a)	2,524	343,718
Halliburton Co.	20,684	545,437
Hess Corp.	7,134	1,062,538
Marathon Petroleum Corp.	8,448	1,268,721
Occidental Petroleum Corp.	17,519	855,628
Phillips 66	10,385	1,346,831
Schlumberger NV	35,582	1,482,346
Valero Energy Corp.	8,071	1,055,122
		35,535,848

Food, Beverage and Tobacco - 2.5%
Archer-Daniels-Midland Co.	11,680	551,296
Bunge Global SA	3,483	258,404
Coca-Cola Co.	101,530	7,229,951
Coca-Cola Europacific Partners PLC	5,250	452,865
Corteva, Inc.	17,503	1,102,339
Keurig Dr Pepper, Inc.	27,854	933,666
McCormick & Co., Inc.	6,300	520,443
Mondelez International, Inc. - Class A	34,857	2,238,865
Monster Beverage Corp. (a)	18,410	1,006,107
		14,293,936

Health Care - 11.7%
Abbott Laboratories	45,073	6,220,525
Agilent Technologies, Inc.	7,562	967,331
Align Technology, Inc. (a)	1,952	365,083
Becton Dickinson & Co.	7,600	1,714,028
Biogen, Inc. (a)	3,808	535,024
BioMarin Pharmaceutical, Inc. (a)	4,958	352,811
Bio-Techne Corp.	3,944	243,542
Boston Scientific Corp. (a)	38,523	3,998,302
Cardinal Health, Inc.	6,390	827,377
Charles River Laboratories International, Inc. (a)	1,342	221,846
Cooper Cos., Inc. (a)	5,010	452,804
Danaher Corp.	16,777	3,485,590
Edwards Lifesciences Corp. (a)	15,707	1,124,935
GE HealthCare Technologies, Inc.	11,573	1,010,902
Hologic, Inc. (a)	5,993	379,896
ICON PLC (a)	2,128	404,363
IDEXX Laboratories, Inc. (a)	2,069	904,381
Illumina, Inc. (a)	3,875	343,868
Insulet Corp. (a)	1,794	488,452
Intuitive Surgical, Inc. (a)	9,182	5,262,663
Johnson & Johnson	63,102	10,413,092
Labcorp Holdings, Inc.	2,175	546,012
Medtronic PLC	33,622	3,093,896
Merck & Co., Inc.	66,238	6,110,456
Pfizer, Inc.	148,302	3,919,622
Quest Diagnostics, Inc.	2,898	501,064
Regeneron Pharmaceuticals, Inc.	2,714	1,896,380
ResMed, Inc.	3,729	870,796
Revvity, Inc.	3,193	358,095
STERIS PLC	2,504	549,027
Stryker Corp.	9,244	3,569,940
Teleflex, Inc.	1,060	140,715
Thermo Fisher Scientific, Inc.	9,924	5,249,399
West Pharmaceutical Services, Inc.	1,898	440,981
Zimmer Biomet Holdings, Inc.	5,372	560,407
		67,523,605

Industrial Goods and Services - 5.8%
3M Co.	14,137	2,192,931
Allegion PLC	2,256	290,370
Automatic Data Processing, Inc.	10,667	3,362,025
Axon Enterprise, Inc. (a)	1,814	958,608
Cintas Corp.	8,005	1,661,038
Cummins, Inc.	3,568	1,313,666
Dover Corp.	3,384	672,638
Dow, Inc.	15,888	605,492
DuPont de Nemours, Inc.	10,614	867,907
Emerson Electric Co.	14,489	1,762,007
Expeditors International of Washington, Inc.	3,673	431,063
FedEx Corp.	5,940	1,561,626
Ferguson Enterprises, Inc.	5,099	905,072
Fortive Corp.	8,494	675,613
GE Vernova, Inc.	7,020	2,352,964
Hubbell, Inc.	1,392	517,253
IDEX Corp.	1,962	381,275
Ingersoll Rand, Inc.	10,001	847,885
JB Hunt Transport Services, Inc.	2,108	339,789
Johnson Controls International PLC	16,757	1,435,405
Old Dominion Freight Line, Inc.	4,767	841,375
Packaging Corp. of America	2,272	484,140
Pentair PLC	3,896	367,003
PPG Industries, Inc.	6,115	692,340
Rockwell Automation, Inc.	2,986	857,430
Snap-on, Inc.	1,288	439,427
Stanley Black & Decker, Inc.	4,037	349,322
Trimble, Inc. (a)	5,995	431,520
United Parcel Service, Inc. - Class B	18,694	2,225,147
Veralto Corp.	6,431	641,557
Westinghouse Air Brake Technologies Corp.	4,311	799,087
WW Grainger, Inc.	1,075	1,097,801
Xylem, Inc.	6,343	830,235
Zebra Technologies Corp. - Class A (a)	1,279	402,949
		33,593,960

Media - 0.3%
Interpublic Group of Cos., Inc.	9,176	251,422
Liberty Media Corp.-Liberty Formula One - Class A (a)	504	44,917
Liberty Media Corp.-Liberty Formula One - Class C (a)	5,409	521,590
News Corp. - Class A	9,112	260,786
News Corp. - Class B	2,025	65,367
Omnicom Group, Inc.	4,690	388,144
		1,532,226

Personal Care, Drug and Grocery Stores - 2.8%
Cencora, Inc.	4,338	1,099,856
Church & Dwight Co., Inc.	6,399	711,569
Kenvue, Inc.	50,316	1,187,457
McKesson Corp.	3,388	2,169,201
Procter & Gamble Co.	61,720	10,729,405
Walgreens Boots Alliance, Inc.	18,326	195,722
		16,093,210

Retail - 1.2%
Burlington Stores, Inc. (a)	1,597	398,180
Dollar Tree, Inc. (a)	5,282	384,847
Ross Stores, Inc.	8,635	1,211,663
TJX Cos., Inc.	29,769	3,713,980
Tractor Supply Co.	13,503	747,391
Ulta Beauty, Inc. (a)	1,192	436,701
		6,892,762

Technology - 56.5%(b)
Adobe, Inc. (a)	11,300	4,955,728
Advanced Micro Devices, Inc. (a)	40,374	4,031,748
Akamai Technologies, Inc. (a)	3,926	316,750
Alphabet, Inc. - Class A	150,998	25,711,939
Alphabet, Inc. - Class C	124,551	21,450,173
Analog Devices, Inc.	12,728	2,928,204
ANSYS, Inc. (a)	2,244	747,813
Apple, Inc.	369,121	89,268,223
Applied Materials, Inc.	21,204	3,351,716
Autodesk, Inc. (a)	5,566	1,526,253
Cadence Design Systems, Inc. (a)	6,904	1,729,452
Corning, Inc.	19,826	994,274
Dell Technologies, Inc. - Class C	6,750	693,630
DocuSign, Inc. (a)	5,222	434,314
F5, Inc. (a)	1,376	402,384
Flex Ltd. (a)	10,419	394,776
Gartner, Inc. (a)	1,946	969,731
GLOBALFOUNDRIES, Inc. (a)	2,243	86,961
HP, Inc.	25,068	773,849
Intel Corp.	104,317	2,475,442
International Business Machines Corp.	23,592	5,955,564
KLA Corp.	3,378	2,394,461
Lam Research Corp.	31,807	2,440,869
Marvell Technology, Inc.	19,807	1,818,679
Meta Platforms, Inc. - Class A	55,995	37,415,859
Micron Technology, Inc.	22,784	2,133,266
Microsoft Corp.	191,378	75,975,152
NetApp, Inc.	5,154	514,421
NXP Semiconductors NV	6,484	1,397,886
Okta, Inc. (a)	4,021	363,860
ON Semiconductor Corp. (a)	11,274	530,442
Palo Alto Networks, Inc. (a)	16,184	3,081,919
PTC, Inc. (a)	2,975	486,799
Qorvo, Inc. (a)	2,338	169,949
QUALCOMM, Inc.	28,502	4,479,659
Roper Technologies, Inc.	2,722	1,591,009
Salesforce, Inc.	23,280	6,933,948
Sandisk Corp. (a)	2,854	133,710
ServiceNow, Inc. (a)	5,228	4,860,785
Super Micro Computer, Inc. (a)	12,558	520,655
Synopsys, Inc. (a)	3,824	1,748,639
TE Connectivity PLC	7,678	1,182,642
Teradyne, Inc.	3,881	426,367
Texas Instruments, Inc.	23,758	4,656,330
Twilio, Inc. - Class A (a)	3,897	467,367
Tyler Technologies, Inc. (a)	1,095	666,231
Vertiv Holdings Co. - Class A	8,938	850,629
Western Digital Corp. (a)	8,562	418,939
		326,859,396

Telecommunications - 1.2%
Cisco Systems, Inc.	105,345	6,753,668
Juniper Networks, Inc.	8,553	309,619
		7,063,287

Travel and Leisure - 0.1%
Delta Air Lines, Inc.	4,230	254,308
Southwest Airlines Co.	3,910	121,445
United Airlines Holdings, Inc. (a)	2,134	200,190
		575,943

Utilities - 0.4%
Atmos Energy Corp.	3,923	596,806
Constellation Energy Corp.	7,998	2,003,859
		2,600,665
TOTAL COMMON STOCKS (Cost $447,173,511)		570,130,495

REAL ESTATE INVESTMENT TRUSTS - 1.1%	Shares	Value
Real Estate - 1.1%
Alexandria Real Estate Equities, Inc.	4,161	425,504
Millrose Properties, Inc. (a)	2,985	68,237
Prologis, Inc.	23,100	2,862,552
Welltower, Inc.	15,833	2,430,524
Weyerhaeuser Co.	18,405	553,990
		6,340,807
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,567,871)		6,340,807

TOTAL INVESTMENTS - 99.6% (Cost $452,741,382)		576,471,302
Other Assets in Excess of Liabilities - 0.4%		2,124,698
TOTAL NET ASSETS - 100.0%		$578,596,000

Percentages are stated as a percent of net assets.	–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Wahed FTSE USA Shariah ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$570,130,495	$–	$–	$570,130,495
Real Estate Investment Trusts	6,340,807	–	–	6,340,807
Total Investments	$576,471,302	$–	$–	$576,471,302

Refer to the Schedule of Investments for further disaggregation of investment categories.